Average Annual Total Returns - VIPGrowthPortfolio-InitialServiceService2PRO - VIPGrowthPortfolio-InitialServiceService2PRO - VIP Growth Portfolio	Apr. 30, 2025
VIP Growth Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	30.27%
Past 5 years	18.81%
Past 10 years	16.51%
VIP Growth Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	30.07%
Past 5 years	18.63%
Past 10 years	16.34%
VIP Growth Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	30.39%
Past 5 years	18.93%
Past 10 years	16.63%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%
RS007
Average Annual Return:
Past 1 year	32.46%
Past 5 years	18.25%
Past 10 years	16.22%